Quarterly Financial Data (Unaudited) (Details) - Quarterly Financial Data (Unaudited) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Revenue	$ 1,405,513	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 1,304,747	$ 586,176
Gross profit	798,940	251,452	196,733	169,468	112,899	140,622	32,281	9,568	(17,172)	730,552	165,299
Net gains (losses) on derivative revaluations	215,956	(651,328)	623,613	115,237	(593,717)	1,582,164	(385,209)	1,485,470	1,076,721	(506,195)	3,759,146
Non-recurring gains, credits and (charges) related to restructuring		4,398,648	(7,523,728)
Net income (loss)	(2,545,615)	1,486,725	(10,808,332)	(3,163,155)	(3,781,510)	(1,034,757)	(2,967,580)	(1,269,630)	(2,904,695)	(16,266,272)	(8,176,662)
Net income (loss) attributable to common stockholders	$ (2,545,615)	$ 4,385,275	$ (12,246,825)	$ (5,862,322)	$ (3,988,194)	$ (1,238,890)	$ (3,169,192)	$ (1,468,754)	$ (3,101,360)	$ (17,712,066)	$ (8,978,196)
Net income (loss) per share – basic (in Dollars per share)		$ 0.52	$ (4.34)	$ (13.98)	$ (9.51)
Net income (loss) per share – diluted (in Dollars per share)		$ 0.25	$ (4.34)	$ (13.98)	$ (9.51)